Income Taxes (Tables)	12 Months Ended
Jun. 30, 2025
Income Taxes [Abstract]
Schedule of Movements of Unrecognized Tax Benefits

The movements of unrecognized tax benefits are as follows:

RMB
Balance as of June 30, 2023	13,760
Increase due to acquisition of AIFU	29,863
Increase in unrecognized tax benefits	1,883
Decrease in tax positions	(4,064)
Balance as of June 30, 2024	41,442
Increase in unrecognized tax benefits	-
Decrease in tax positions	(11,282)
Balance as of June 30, 2025	30,160

Schedule of Income Tax (Benefits) Expenses

Income tax (benefit) expense are comprised of the following:

	Year Ended June 30,
	2023	2024	2025
	RMB	RMB	RMB
Current tax expense	1,160	3,633	(9,636)
Deferred tax (benefit) expense	7,425	9,893	(10,006)
Income tax (benefit) expense	8,585	13,526	(19,642)

Schedule of Deferred Income Tax Assets and Liabilities

The principal components of the deferred income tax assets and liabilities are as follows:

	As of June 30,
	2024	2025
	RMB	RMB
Deferred tax assets:
Operating loss carryforward	133,949	173,602
Deductible research and development expenses	5,204	811
Advertising expense	6,538	6,666
Valuation allowances	(115,441)	(171,672)
Total	30,250	9,407
Deferred tax liabilities:
Fair value adjustments in relation to short-term investments	13,950	101,284
Estimated profit arising from future renewal commissions	92,964	76,297
PRC dividend withholding taxes	26,730	26,729
Fair value adjustments of long-lived assets from business acquisition	101,875	-
Total	235,519	204,310

Schedule of Reconciliation between the Provision for Income Taxes

Reconciliation between the provision for income taxes computed by applying the PRC enterprise income rate of 25% to net income before income taxes and income of affiliates, and the actual provision for income taxes is as follows:

	Year Ended June 30,
	2023	2024	2025
	RMB	RMB	RMB
Loss from operations in mainland China	(32,676)	61,208	701,725
Loss from operations in Hong Kong and others	(2,316)	(562,312)	(1,054,091)
Loss from continuing operations before income taxes and share of loss of affiliates	(34,992)	(501,104)	(352,366)
Statutory tax rate	25%	25%	25%
Income tax benefits at statutory tax rate	(8,748)	(125,276)	(88,091)
Deferred tax effect of tax rate change	(5,751)	-	-
True-up temporary book/tax differences	2,123	70	-
Disposal of a subsidiary	(6,561)	-	-
Expenses not deductible for tax purposes:
—Entertainment	-	1,192	23,985
—Provision for expected credit losses on other receivables	-	-	131,881
—Other	500	350	179
Effect of tax holidays on concessionary rates granted to PRC entities	3,262	(2,861)	171
Effect of different tax rates of entities operating in other jurisdictions	579	112,158	(101,874)
Change in valuation allowance	23,051	24,407	17,300
Net effect of fair value changes*	-	19,672	5,674
Unrecognized tax benefits arising from certain transfer pricing arrangements	260	(18,096)	(15,828)
Other	(130)	1,910	6,961
Income tax (benefit) expense	8,585	13,526	(19,642)

*	The net effect of fair value changes for the year ended June 30, 2025 is primarily arising from fair value changes in contingent consideration and equity interests held by the Group.